Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

The carrying amount of the Company’s goodwill was $78.2 million as of January 1, 2018, December 31, 2018 and December 31, 2019, of which $72.2 million, $4.2 million and $1.8 million is allocated to the Ecommerce, TDA, and Wholesale reportable segments, respectively. There were no changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2018 and 2019 and there have been no accumulated impairment charges.

The Company’s intangible assets consisted of the following as of December 31, 2018 and 2019:

	December 31, 2018
	(in thousands)
	Gross Carrying Value	Accumulated Amortization	Carrying Value
Trademarks	$2,490	$(1,481)	$1,009
Technology	11,500	(8,686)	2,814
Other	252	(130)	122

Total intangible assets	$14,242	$ (10,297)	$3,945

	December 31, 2019
	(in thousands)
	Gross Carrying Value	Accumulated Amortization	Carrying Value
Trademarks	$2,490	$(1,990)	$500
Technology	11,500	(11,500)	—
Other	252	(180)	72

Total intangible assets	$14,242	$(13,670)	$572

Amortization expense for intangible assets was $3.4 million for each of the years ended December 31, 2018 and 2019.

The estimated amortization expense for intangible assets subsequent to December 31, 2019 consists of the following:

Year Ending December 31:
(in thousands)
2020	$538
2021	29
2022	5

$572